Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 017
EBP, Description of Plan [Line Items]
Description of the Plan
1. Description of the Plan
The following description of the Lockheed Martin Corporation Salaried Savings Plan (the Plan) provides only general information about the Plan’s provisions. Participants should refer to the Plan document and Summary Plan Description for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan covering salaried employees in groups to which Plan participation is extended by Lockheed Martin Corporation (Lockheed Martin or the Corporation), including employees in the U.S. and certain U.S. citizens working abroad. Eligible employees are automatically enrolled in the Plan when they are hired, unless they affirmatively decline to participate.
The Plan includes an Employee Stock Ownership Plan (ESOP) feature. Cash dividends paid on Lockheed Martin common stock in both the ESOP Fund and the Lockheed Martin Stock Fund are automatically reinvested in those funds, unless the participant elects to receive the dividend directly as taxable income.
The assets of the Plan, excluding receivables, are held and invested on a commingled basis in the Lockheed Martin Corporation Defined Contribution Plans Master Trust (the Master Trust) under an agreement between Lockheed Martin and State Street Bank and Trust Company (the Trustee). The record keeper is Empower. Lockheed Martin is the Plan Sponsor and the Plan Administrator.
Contributions
The Plan allows eligible employees to make contributions on a before-tax, after-tax, or Roth 401(k) basis or in any combination. Each calendar year, eligible employees can contribute up to 40% of the employee’s base salary, subject to regulatory limitations. If automatically enrolled, a participant’s contribution is set at 4% of base salary in before-tax contributions. The Plan has an auto-escalation feature whereby contributions for those automatically enrolled are increased 1% each calendar year up to 12% unless changed by the participant. For participants hired prior to January 1, 2019, the auto enrollment was set at 3% and the auto-escalation goes up to 8%. The Plan permits catch-up contributions for participants turning age 50 or older by the end of the calendar year. Catch-up contributions are not eligible for Company matching contributions. The Corporation contributes a matching contribution equal to 50% of the participant’s contribution up to the first 8% (i.e., up to 4%) of the participant’s base salary. Substantially all employer matching contributions to the Plan consist of the Corporation’s common stock invested in the ESOP Fund. In addition to employer matching contribution, the Corporation contributes an employer profit-sharing contribution of up to 6% of an eligible employee’s weekly base salary (6% company contribution is for employees in eligible business units only). With respect to Participants who are employees of Sikorsky Aircraft Corporation who participate in the Plan pursuant to a collective bargaining agreement, contractual ratification bonuses may be contributed as before-tax contributions to the extent provided in the collective bargaining agreement. Matching Contribution shall be made in an amount equal to 50% of such a participant’s ratification bonus contributions.

Contributions may be invested in one or more of the available investment funds at the participant’s election. Participants may change the investment mix of their account balance up to 6 times per calendar quarter. Participants may make an unlimited number of transfers out of the Lockheed Martin Stock Fund or the ESOP Fund.
An option available to participants is the self-directed brokerage account (SDBA), whereby a participant may elect to invest the participant’s transferable account balance in stocks, mutual funds, bonds, or other investments of the participant’s choosing. A participant’s initial transfer to the SDBA must be at least $500, and subsequent transfers must be at least $500. No distributions, withdrawals, or loans may be made directly from the assets in the SDBA, unless the participant requests a lump sum distribution after termination of employment.

Vesting

Participants are immediately vested in all employee contributions, rollover contributions from other qualified plans, the Corporation's matching contributions and earnings (or losses) thereon. Participants who were employed with an original start date before January 1, 2025 are immediately vested in all prior and future employer profit-sharing contributions. For participants hired with an original start date on or after January 1, 2025, vesting in employer profit-sharing contributions occurs at a rate of 20% for each year of service, with 100% vesting after five years of service. Participants become fully vested in employer profit-sharing contributions upon reaching age 65, becoming disabled (as defined in the Plan) or death, in each case if employed by the Corporation at the time.
Participant Accounts
Each participant’s account is credited with the participant’s contributions, the employer’s matching and non-elective contributions, as applicable, and the respective investment earnings or losses, less expenses, of the individual funds in which the account is invested.
Notes Receivable from Participants
Participants may borrow from their total account balance a minimum of $500 and up to a maximum amount equal to the lesser of 50% of their account balance or $50,000 (minus their highest outstanding loan balance from the past 12 months, if any). The loans are secured by the balance in the participant’s account and bear interest of 1% over a published prime rate. Principal and interest are paid ratably through weekly payroll deductions. Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest.
Payment of Benefits
On termination of service due to death, disability or retirement, a participant or beneficiary may elect to receive his or her account balance through a number of payout options. A participant is entitled to the account balance at the time his or her employment with the Corporation ends.
Plan Termination
Although it has not expressed any intent to do so, the Board of Directors of Lockheed Martin has the right to amend, suspend or terminate the Plan at any time, subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). In the event of Plan termination, participants will receive a payment equal to the total value of their accounts.
ESOP Fund
The Plan held 17,105,154 and 17,963,170 shares of the Corporation’s common stock in the ESOP Fund as of December 31, 2025 and 2024, respectively.